Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing

We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment.  Currently, we grant options and restricted stock awards. We do not have a formal policy regarding the timing of stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

During 2024, the Company did not issue any stock options to our named executive officers during the period beginning four business days before and ending one business day after (i) the filing of the Company’s Annual Report on Form 10-K, (ii) the filing of any of the Company’s Quarterly Reports on Form 10-Q, or (iii) the filing or furnishing of a Current Report on Form 8-K disclosing material nonpublic information.

Award Timing Method	We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment. Currently, we grant options and restricted stock awards. We do not have a formal policy regarding the timing of stock option awards in relation to our disclosure of material nonpublic information; however our Compensation Committee does not target our grants of stock option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false